July 8, 2011

ADVANTAGE FUNDS, INC.
-DREYFUS EMERGING LEADERS FUND

Supplement to Prospectus
dated January 1, 2011

     The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary – Portfolio Management” and “Fund Details-Management”:

     Investment decisions for the fund are made by a team of portfolio managers. The team members are David Daglio, the lead portfolio manager, James Boyd, Dale Dutile and Creighton Kang.The team has managed the fund since June 2011. Mr. Daglio has been the primary or lead portfolio manager of the fund since February 2010 and is a senior vice president at The Boston Company Asset Management Company LLC (TBCAM), an affiliate of The Dreyfus Corporation (Dreyfus), where he has been employed since 1998. He has been a dual employee of TBCAM and Dreyfus since April 2001. Mr. Boyd has been a portfolio manager of the fund since February 2010 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since 2005. Mr. Boyd has been a dual employee of TBCAM and Dreyfus since December 2008. Mr. Dutile has been a portfolio manager of the fund since February 2010 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since July 2006. He has been a dual employee ofTBCAM and Dreyfus since December 2008. Mr. Kang has been a portfolio manager of the fund since June 2011 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since January 2007. He has been a dual employee of TBCAM and Dreyfus since May 2011.

0259S0711

July 8, 2011

ADVANTAGE FUNDS, INC.
-DREYFUS INTERNATIONAL VALUE
FUND

Supplement to Prospectus
dated January 1, 2011

     The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary – Portfolio Management” and “Fund Details-Management”:

     Investment decisions for the fund are made by a team of portfolio managers. The team members are Kirk Henry, the lead portfolio manager, Carolyn Kedersha, Warren Skillman and Cliff Smith.The team has managed the fund since June 2011. Mr. Henry has been the primary or lead portfolio manager of the fund since June 2002 and is a senior vice president at The Boston Company Asset Management Company LLC (TBCAM), an affiliate of The Dreyfus Corporation (Dreyfus), where he has been employed since 1994. He is has been a dual employee of TBCAM and Dreyfus since 1996. Ms. Carolyn Kedersha has been a portfolio manager of the fund since June 2011 and is a senior vice president and senior portfolio manager on TBCAM’s Non-U.S. Value Team, where she has been employed since 1988. Ms Kedersha has been a dual employee of TBCAM and Dreyfus since 1994. Mr. Skillman has been a portfolio manager of the fund since June 2011 and is an equity research analyst and portfolio manager atTBCAM, where he has been employed since July 2006. He has been a dual employee of TBCAM and Dreyfus since December 2008. Mr. Smith has been a portfolio manager of the fund since June 2002 and serves as a senior portfolio manager and Director of Research onTBCAM’s Non-U.S.Value Team, where he has been employed since May 1998. Mr. Smith has been a dual employee of TBCAM and Dreyfus since July 2000.

0254S0711

July 8, 2011

ADVANTAGE FUNDS, INC.
-DREYFUS OPPORTUNISTIC MIDCAP
VALUE FUND

Supplement to Prospectus
dated January 1, 2011

     The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary – Portfolio Management” and “Fund Details-Management”:

     Investment decisions for the fund are made by a team of portfolio managers. The team members are David Daglio, the lead portfolio manager, James Boyd, Dale Dutile and Creighton Kang.The team has managed the fund since June 2011. Mr. Daglio has been the primary or lead portfolio manager of the fund since September 2003 and is a senior vice president at The Boston Company Asset Management Company LLC (TBCAM), an affiliate of The Dreyfus Corporation (Dreyfus), where he has been employed since 1998. He has been a dual employee of TBCAM and Dreyfus since April 2001. Mr. Boyd has been a portfolio manager of the fund since December 2008 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since 2005. He has been a dual employee of TBCAM and Dreyfus since December 2008. Mr. Dutile has been a portfolio manager of the fund since December 2008 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since July 2006. He has been a dual employee of TBCAM and Dreyfus since December 2008. Mr. Kang has been a portfolio manager of the fund since June 2011 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since January 2007. He has been a dual employee of TBCAM and Dreyfus since May 2011.

0258S0711

July 8, 2011

ADVANTAGE FUNDS, INC.
-DREYFUS OPPORTUNISTIC SMALL CAP
FUND

Supplement to Prospectus
dated January 1, 2011

As Revised January 14, 2011

     The following information supersedes and replaces any contrary information contained in the sections of the fund’s Prospectus entitled “Fund Summary – Portfolio Management” and “Fund Details-Management”:

     Investment decisions for the fund are made by a team of portfolio managers. The team members are David Daglio, the lead portfolio manager, James Boyd, Dale Dutile and Creighton Kang.The team has managed the fund since June 2011. Mr. Daglio has been the primary or lead portfolio manager of the fund since August 2005 and is a senior vice president at The Boston Company Asset Management Company LLC (TBCAM), an affiliate of The Dreyfus Corporation (Dreyfus), where he has been employed since 1998. He has been a dual employee of TBCAM and Dreyfus since April 2001. Mr. Boyd has been a portfolio manager of the fund since December 2008 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since 2005. He has been a dual employee of TBCAM and Dreyfus since December 2008. Mr. Dutile has been a portfolio manager of the fund since December 2008 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since July 2006. He has been a dual employee ofTBCAM and Dreyfus since December 2008. Mr. Kang has been a portfolio manager of the fund since June 2011 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since January 2007. Mr. Kang has been a dual employee of TBCAM and Dreyfus since May 2011.

0253S0711